SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of ordinary shares reserved for future issuance

	As of December 31,
	2021	2020
Conversion of Preferred shares:
Series A	-	4,383,300
Series B	-	4,619,000
Series B-1	-	1,563,400
Series B-2	-	1,938,100
Series C	-	6,641,900
Series D	-	3,660,027
Series E	-	3,634,512
Ordinary shares	44,924,038	12,354,471
Outstanding share options and RSUs	6,302,344	5,909,263
Shares available for future grants under the 2017 and 2021 plans	5,281,960	1,332,909
Total	56,508,342	46,036,882

Schedule of share option activity

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value

Outstanding — January 1, 2021	5,909,263	$4.79	7.5	$341,152
Granted	1,706,770	$39.02
Exercised	(1,090,670)	$4.83
Expired and forfeited	(320,758)	$22.8
Outstanding — December 31, 2021	6,204,605	$13.53	7.21	$1,831,568
Exercisable — December 31, 2021	3,832,645	$3.14	6.21	$1,171,168

Schedule of unvested restricted stock units
	Number of Units	Weighted-Average Fair Value

Balance at January 1, 2021	-	$-
Granted	100,678	$277.7
Vested	(917)	$245.07
Canceled	(2,022)	$255.06
Balance at December 31, 2021	97,739	$278.46

Schedule of share-based compensation expense

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$7,681	$2,720	$970
Research and development	21,779	12,142	9,396
Sales and marketing	23,135	10,068	3,283
General and administrative *)	20,934	39,415	8,190
Share-based compensation, net of amounts capitalized	$73,529	$64,345	$21,839
Capitalized share-based compensation expense	1,522	380	100
Total share-based compensation	$75,051	$64,725	$21,939

*) Share-based compensation expenses in 2020 includes costs related to the fair value of fully vested options granted to the Company’s Co-CEO in December 2020 in the amount of $30,424.